Loans - Loans' Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	$ 5,268,743	$ 5,194,908
Allowance for expected credit losses	(28,073)	(34,098)	$ (23,588)
Loans, net of allowance for credit losses	5,240,670	5,160,810
Loans originated current year	911,648	702,680
Loans originated 1 year past	605,142	1,054,394
Loans originated 2 years past	918,171	752,252
Loans originated 3 years past	533,055	641,868
Loans originated 4 years past	508,706	462,298
Loans originated prior	1,546,154	1,381,443
Overdrafts and credit cards	245,867	199,973
Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	737,944	799,644
Allowance for expected credit losses	(11,126)	(11,609)	(7,281)
Loans, net of allowance for credit losses	726,818	788,035
Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	105,407	72,462
Allowance for expected credit losses	(42)	(230)
Loans, net of allowance for credit losses	105,365	72,232
Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	259,572	279,417
Allowance for expected credit losses	(969)	(1,453)
Loans, net of allowance for credit losses	258,603	277,964
Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	372,965	447,765
Allowance for expected credit losses	(10,115)	(9,926)
Loans, net of allowance for credit losses	362,850	437,839
Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	693,164	760,162
Allowance for expected credit losses	(1,168)	(2,104)	(1,496)
Loans, net of allowance for credit losses	691,996	758,058
Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	683,519	715,342
Allowance for expected credit losses	(1,168)	(847)
Loans, net of allowance for credit losses	682,351	714,495
Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	9,645	44,820
Allowance for expected credit losses	0	(1,257)
Loans, net of allowance for credit losses	9,645	43,563
Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	214,752	230,752
Allowance for expected credit losses	(3,020)	(4,476)	(1,502)
Loans, net of allowance for credit losses	211,732	226,276
Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	42,297	25,063
Allowance for expected credit losses	(236)	(162)
Loans, net of allowance for credit losses	42,061	24,901
Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	21,529	22,670
Allowance for expected credit losses	(88)	(103)
Loans, net of allowance for credit losses	21,441	22,567
Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	72,853	68,259
Allowance for expected credit losses	(1,420)	(2,795)
Loans, net of allowance for credit losses	71,433	65,464
Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	78,073	114,760
Allowance for expected credit losses	(1,276)	(1,416)
Loans, net of allowance for credit losses	76,797	113,344
Consumer loans | Other consumer | Cash and Portfolio Secured Lending Collateral
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	13,000	54,000
Consumer loans | Other consumer | Buildings in Construction or Other Collateral
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	57,000	45,000
Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	3,622,883	3,404,350
Allowance for expected credit losses	(12,759)	(15,909)	$ (13,309)
Loans, net of allowance for credit losses	3,610,124	3,388,441
Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	5,078,629	4,843,953
Loans originated current year	911,403	683,821
Loans originated 1 year past	605,139	1,026,634
Loans originated 2 years past	917,700	684,716
Loans originated 3 years past	513,293	624,332
Loans originated 4 years past	493,091	447,293
Loans originated prior	1,393,929	1,183,869
Overdrafts and credit cards	244,074	193,288
Pass | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	717,723	772,357
Pass | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	104,814	70,324
Pass | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	259,572	279,417
Pass | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	353,337	422,616
Pass | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	682,812	632,462
Pass | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	673,167	627,512
Pass | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	9,645	4,950
Pass | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	213,237	226,916
Pass | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	42,293	23,934
Pass | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	21,412	22,491
Pass | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	72,569	68,025
Pass | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	76,963	112,466
Pass | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	3,464,857	3,212,218
Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	18,249	190,274
Loans originated current year	0	18,789
Loans originated 1 year past	0	27,575
Loans originated 2 years past	0	65,570
Loans originated 3 years past	6,060	2,381
Loans originated 4 years past	0	2,073
Loans originated prior	11,131	69,934
Overdrafts and credit cards	1,058	3,952
Special mention | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	145	7,527
Special mention | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	145	1,686
Special mention | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	5,841
Special mention | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	4,034	119,038
Special mention | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	4,034	79,168
Special mention | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	39,870
Special mention | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	2,210
Special mention | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	1,127
Special mention | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	52
Special mention | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	1,031
Special mention | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	14,070	61,499
Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	110,820	88,190
Loans originated current year	232	0
Loans originated 1 year past	0	181
Loans originated 2 years past	290	559
Loans originated 3 years past	12,548	3,245
Loans originated 4 years past	3,400	7,993
Loans originated prior	93,620	75,466
Overdrafts and credit cards	730	746
Substandard | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,525	1,533
Substandard | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	446	451
Substandard | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,079	1,082
Substandard | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,578	2,362
Substandard | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,578	2,362
Substandard | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	356	449
Substandard | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	284	234
Substandard | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	72	215
Substandard | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	107,361	83,846
Non-accrual
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	61,045	72,491
Loans originated current year	13	70
Loans originated 1 year past	3	4
Loans originated 2 years past	181	1,407
Loans originated 3 years past	1,154	11,910
Loans originated 4 years past	12,215	4,939
Loans originated prior	47,474	52,174
Overdrafts and credit cards	5	1,987
Non-accrual | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	18,551	18,227
Non-accrual | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	2	1
Non-accrual | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Non-accrual | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	18,549	18,226
Non-accrual | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	4,740	6,300
Non-accrual | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	4,740	6,300
Non-accrual | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Non-accrual | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,159	1,177
Non-accrual | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	4	2
Non-accrual | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	117	127
Non-accrual | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Non-accrual | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,038	1,048
Non-accrual | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	$ 36,595	$ 46,787